CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Previously Reported Attributable to owners of Parent Company	Previously Reported Share Capital	Previously Reported Additional Paid in capital	Previously Reported Appropriated Reserves	Previously Reported Translation adjustment	Previously Reported Equity Securities through OCI	Previously Reported Debt instruments at fair value though OCI	Previously Reported Associates	Previously Reported Employee Benefits	Previously Reported Retained earnings	Previously Reported Net income	Previously Reported Non-Controlling interest	Previously Reported	Effect of adoption of new accounting standards Attributable to owners of Parent Company	Effect of adoption of new accounting standards Retained earnings	Effect of adoption of new accounting standards Non-Controlling interest	Effect of adoption of new accounting standards	Attributable to owners of Parent Company		Share Capital	Additional Paid in capital	Appropriated Reserves	Translation adjustment		Equity Securities through OCI		Debt instruments at fair value though OCI	Revaluation of assets	Associates	Employee Benefits	Retained earnings	Net income	Non-Controlling interest		Total
Balance at Dec. 31, 2018		$ 24,848,920	$ 480,914	$ 4,857,454	$ 9,741,774	$ 2,882,202	$ 392,707	$ (19,877)	$ (1,107)	$ (50,956)	$ 3,906,945	$ 2,658,864	$ 1,806,305	$ 26,655,225	$ (181,100)	$ (181,100)	$ (3,148)	$ (184,248)	$ 24,667,820		$ 480,914	$ 4,857,454	$ 9,741,774	$ 2,882,202		$ 392,707		$ (19,877)		$ (1,107)	$ (50,956)	$ 3,725,845	$ 2,658,864	$ 1,803,157		$ 26,470,977
Transfer to profit from previous years																																2,658,864	(2,658,864)
Dividend payment																			(992,613)													(992,613)				(992,613)
Release of reserves by law																							(6,561)									6,561
Other reserves																			(17,069)				677,879									(694,948)				(17,069)
Realization of retained earnings																										(3,848)						3,848
Others																			(12,547)													(12,547)				(12,547)
Non-controlling interest																																		15,271		15,271
Net income																			3,117,351														3,117,351	97,216		3,214,567
Other comprehensive income																			120,977					64,910		43,889		27,675		8,119	(23,616)			6,056		127,033
Balance at Dec. 31, 2019																			26,883,919		480,914	4,857,454	10,413,092	2,947,112		432,748		7,798		7,012	(74,572)	4,695,010	3,117,351	1,921,700		28,805,619
Transfer to profit from previous years																																3,117,351	(3,117,351)
Dividend payment																			(1,517,771)													(1,517,771)				(1,517,771)
Other reserves																			(20,000)	[1]			3,417,360									(3,437,360)				(20,000)
Realization of retained earnings																										(131,949)	[2]					131,949
Others																			9,029				152									8,877				9,029
Acquisition of the 40% of the common stock of Grupo Agromercantil Holding (GAH)	[3]																		913,193													913,193		(913,193)
Non-controlling interest																																		80,913		80,913
Net income																			275,994														275,994	39,365		315,359
Other comprehensive income																			865					37,126	[4]	(94,857)		47,699	$ 2,350	4,931	3,616			441,199	[4]	442,064
Balance at Dec. 31, 2020																			26,545,229		480,914	4,857,454	13,830,604	2,984,238		205,942		55,497	2,350	11,943	(70,956)	3,911,249	275,994	1,569,984		28,115,213
Transfer to profit from previous years																																275,994	(275,994)
Dividend payment																			(192,374)													(192,374)				(192,374)
Other reserves																			(6,151)				830,403									(836,554)				(6,151)
Realization of retained earnings																										(122,725)	[2]					122,725
Others																			(7,252)													(7,252)				(7,252)
Non-controlling interest																																		(6,405)		(6,405)
Net income																			4,086,795														4,086,795	120,992		4,207,787
Other comprehensive income																			1,808,100					1,800,036		52,147		(51,525)	(142)	1,931	5,653			6,540		1,814,640
Balance at Dec. 31, 2021																			$ 32,234,347		$ 480,914	$ 4,857,454	$ 14,661,007	$ 4,784,274		$ 135,364		$ 3,972	$ 2,208	$ 13,874	$ (65,303)	$ 3,273,788	$ 4,086,795	$ 1,691,111		$ 33,925,458

[1]	Corresponds to the use of the donations for social purposes reserve, approved by the shareholders.
[2]	Mainly corresponds to partial payments of asset-backed securities investments.
[3]	On September 29, 2020, the Bank acquired an additional 40% of the common stock of Grupo Agromercantil Holding (GAH), after obtaining the necessary regulatory approvals. The purchase price paid was USD 289,144,606. For further information see Note 1. Reporting Entity.
[4]	As of September 30, 2020, the Bank determined that the presentation of the amounts of non-controlling interest, disclosed in its consolidated financial statements were incorrect due to a miscalculation in the translation from US dollars to Colombian pesos of the fair value of non-controlling interest in Grupo Agromercantil Holding S.A and therefore should be corrected. The was originated when the Bank, applying the acquisition method, registered the fair value of the non-controlling interest of Grupo Agromercantil Holding S.A., using an incorrect exchange rate to translate US dollars to Colombian pesos. Since the acquisition date, the error amounted to COP315,138 without any variation. For the purposes of the financial statements ending December 31, 2020, the Bank has increased the non-controlling interest line and decreased Accumulated foreign currency translation adjustments line by COP315,138, both in shareholders’ equity and, no other effects in accounts of financial statements were identified. According to the analysis performed, the Bank determined that the correction of the presentation of the non-controlling interest and translation adjustment should not be considered material for the financial statements, given the quantitative analysis and all qualitative considerations. For that reason, the figures of non-controlling interest and translation adjustment have been corrected as of December 31, 2020 as an out of period adjustment.